SCHEDULE OF RELATIONSHIP WITH RELATED PARTIES (Details)	12 Months Ended
Mar. 31, 2024
Mr. Man Siu Ming [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chairman of the Board, Director, the Controlling Shareholder
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned as to 50% each by Ms. Wong Lai Ching and Mr. Man Chi Kwan, the parents of Mr. Man Siu Ming